Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Components Of Income Tax Expense

	2014	2013	2012
	(In thousands)
Current:
U.S. federal	$19,033	$26,766	$503
State and local	3,554	5,503	812
Foreign	2,549	1,216	—
Total current	$25,136	$33,485	$1,315
Deferred:
U.S. federal	$1,639	$11,648	$24,005
State and local	795	(1,901)	1,749
Foreign	604	(1,214)	(60)
Total deferred	3,038	8,533	25,694
Total income tax expense	$28,174	$42,018	$27,009

Computation Of Income Tax (Benefit) Expense By Applying U.S. Federal Statutory Tax Rate To Income (Loss) Before Taxes

	2014	2013	2012
	(In thousands)
Income tax expense, at the statutory rate of 35.0%	$22,179	$21,932	$24,595
Provision to return and deferred tax adjustments	1,705	(1,637)	200
State tax, net of federal benefit	2,717	2,275	1,858
Permanent adjustments	173	(115)	322
Foreign subsidiary tax rate differences	(985)	1,252	120
Impact of entity restructuring	—	15,501	—
Other	338	(6)	67
Subtotal	26,127	39,202	27,162
Change in valuation allowance	2,047	2,816	(153)
Total income tax expense	$28,174	$42,018	$27,009

Net Current And Non-Current Deferred Tax Assets And Liabilities (By Segment)

	North America		Europe
	2014	2013	2014	2013
	(In thousands)
Current deferred tax asset	$19,720	$17,891	$4,727	$3,508
Valuation allowance	(144)	(88)	—	(70)
Current deferred tax liability	—	(2)	—	(1,188)
Net current deferred tax asset	19,576	17,801	4,727	2,250
Noncurrent deferred tax asset	30,709	35,621	36,649	24,225
Valuation allowance	(2,591)	(2,008)	(10,989)	(9,900)
Noncurrent deferred tax liability	(42,002)	(38,444)	(17,206)	(5,484)
Net noncurrent deferred tax (liability) asset	(13,884)	(4,831)	8,454	8,841
Net deferred tax asset (liability)	$5,692	$12,970	$13,181	$11,091

Deferred Tax Assets And Deferred Tax Liabilities Components Arising From Temporary Difference

	2014	2013
	(In thousands)
Current deferred tax assets:
Reserve for receivables	$267	$258
Accrued liabilities and inventory reserves	6,746	5,069
Net operating loss carryforward	4,566	3,614
Unrealized losses on interest rate swap contracts	11,365	12,197
Other	1,503	261
Subtotal	24,447	21,399
Valuation allowance	(144)	(158)
Current deferred tax assets	24,303	21,241
Noncurrent deferred tax assets:
Net operating loss carryforward	15,326	17,350
Unrealized loss on interest rate swap contracts	10,078	13,548
Stock-based compensation	8,057	6,111
Asset retirement obligations	2,757	2,434
Tangible and intangible assets	26,107	15,970
Deferred revenue	497	798
Other	4,536	3,635
Subtotal	67,358	59,846
Valuation allowance	(13,580)	(11,908)
Noncurrent deferred tax assets	53,778	47,938
Current deferred tax liabilities:
Other	—	(1,190)
Current deferred tax liabilities	—	(1,190)
Noncurrent deferred tax liabilities:
Tangible and intangible assets	(59,035)	(41,303)
Asset retirement obligations	(173)	(2,625)
Noncurrent deferred tax liabilities	(59,208)	(43,928)

Net deferred tax asset	$18,873	$24,061